Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2026 and 2025:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company
Lei Xu	A shareholder of the Company

Schedule of Amounts Due to Related Party
	June 30,
	2026	2025
Amount due to related parties
Zhen Fan	$6,187	$6,187
Lei Xu	59	55,933
Amount due to related parties	$6,246	$62,120